Average Annual Total Returns{- Fidelity Freedom Blend 2065 Fund} - 03.31 Fidelity Freedom Blend Funds - Class Z6 Combo Pro-06 - Fidelity Freedom Blend 2065 Fund	Fidelity Advisor Freedom Blend 2065 Fund: Class Z6 Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2065 Fund: Class Z6 Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Since Inception		IXX3K Past 1 year	IXX3K Since Inception
Total	16.34%	17.61%	[1]	28.71%	23.24%	[1]	16.18%	16.69%	[1]

[1]	(a)From June 28, 2019